Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related-party transactions [Abstract]
Related-party transactions - Related-party transactions [Text Block]

Philips Group

Related-party transactions

in millions of EUR

	2020	2021	2022
Sales of goods and services	204	116	111
Purchases of goods and services	57	41	46
Receivables from related parties	37	40	55
Payables to related parties	1	2	2